Principal Accounting Policies - Schedule of Assets and Liabilities Measured at Fair Value on Recurring Basis (Details) - Fair Value Measurements Recurring - Short-term Investments - CNY (¥)
¥ in Thousands
	Dec. 31, 2021	Dec. 31, 2020
Assets
Short-term investments — Wealth management products	¥ 192,900	¥ 354,847
Short-term investments — Equity investment in a publicly traded security		36,186
Level 1
Assets
Short-term investments — Equity investment in a publicly traded security		36,186
Level 2
Assets
Short-term investments — Wealth management products	¥ 192,900	¥ 354,847